DEBT AND MORTGAGE-BACKED SECURITIES (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Term to Maturity: Amortized Cost
Over one through five years	$ 63,961
Over five through ten years	205,275
Over ten years	4,024,860
Total	4,294,096	5,656,963
Term to Maturity: Fair Value
Over one through five years	66,211
Over five through ten years	210,220
Over ten years	4,260,928
Fair Value	4,537,359
Term to Maturity: Amortized Cost
One year or less	25,372,454
Over one through five years	11,890,447
Over five through ten years	1,574,683
Over ten years	120,443
Total	38,958,027	21,886,780
Term to Maturity: Fair Value
One year or less	25,372,477
Over one through five years	11,873,712
Over five through ten years	1,550,201
Over ten years	120,443
Fair Value	38,916,833	21,921,417
Proceeds from sales of available-for-sale securities	$ 0	$ 0	$ 0